EQUITY AND NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity and Noncontrolling Interest
EQUITY AND NONCONTROLLING INTEREST
We had 1,055,000,000 authorized shares of capital stock as of December 31, 2017. Of this total, 900,000,000 shares were designated as Common Stock, 150,000,000 shares were designated as Class B Stock and 5,000,000 shares were designated as Preferred Stock. Each class has a par value of one dollar per share.
Holders of the Common Stock and the Class B Stock generally vote together without regard to class on matters submitted to stockholders, including the election of directors. The holders of Common Stock have 1 vote per share and the holders of Class B Stock have 10 votes per share. However, the Common Stock holders, voting separately as a class, are entitled to elect one-sixth of the Board. With respect to dividend rights, the Common Stock holders are entitled to cash dividends 10% higher than those declared and paid on the Class B Stock.
Class B Stock can be converted into Common Stock on a share-for-share basis at any time. During 2017, 2016, and 2015 no shares of Class B Stock were converted into Common Stock.
Changes in the outstanding shares of Common Stock for the past three years were as follows:

For the years ended December 31,	2017	2016	2015
Shares issued	359,901,744	359,901,744	359,901,744
Treasury shares at beginning of year	(147,642,009)	(143,124,384)	(138,856,786)
Stock repurchases:
Shares repurchased in the open market under pre-approved share repurchase programs	—	(4,640,964)	(4,209,112)
Milton Hershey School Trust repurchase	(1,500,000)	—	—
Shares repurchased to replace Treasury Stock issued for stock options and incentive compensation	(1,278,675)	(1,820,766)	(1,776,838)
Stock issuances:
Shares issued for stock options and incentive compensation	1,379,757	1,944,105	1,718,352
Treasury shares at end of year	(149,040,927)	(147,642,009)	(143,124,384)
Net shares outstanding at end of year	210,860,817	212,259,735	216,777,360

We are authorized to purchase our outstanding shares in open market and privately negotiated transactions. The programs have no expiration date and acquired shares of Common Stock will be held as treasury shares. Purchases under approved share repurchase authorizations are in addition to our practice of buying back shares sufficient to offset those issued under incentive compensation plans.
Hershey Trust Company
Hershey Trust Company, as trustee for the Milton Hershey School Trust (the "Trust") and as direct owner of investment shares, held 8,403,121 shares of our Common Stock as of December 31, 2017. As trustee for the Trust, Hershey Trust Company held 60,612,012 shares of the Class B Stock as of December 31, 2017, and was entitled to cast approximately 80% of all of the votes entitled to be cast on matters requiring the vote of both classes of our common stock voting together. Hershey Trust Company, as trustee for the Trust, or any successor trustee, or Milton Hershey School, as appropriate, must approve any issuance of shares of Common Stock or other action that would result in it not continuing to have voting control of our Company.
In August 2017, the Company entered into a Stock Purchase Agreement with Hershey Trust Company, as trustee for the Trust, pursuant to which the Company agreed to purchase 1,500,000 shares of the Company’s common stock from the Trust at a price equal to $106.01 per share, for a total purchase price of $159,015.

Noncontrolling Interest in Subsidiary
We currently own a 50% controlling interest in Lotte Shanghai Foods Co., Ltd. (“LSFC”), a joint venture established in 2007 in China for the purpose of manufacturing and selling product to the venture partners.
A roll-forward showing the 2017 activity relating to the noncontrolling interest follows:

Noncontrolling Interest
Balance, December 31, 2016	$41,831
Net loss attributable to noncontrolling interest	(26,444)
Other comprehensive income - foreign currency translation adjustments	840
Balance, December 31, 2017	$16,227
The 2017 net loss attributable to the noncontrolling interest reflects the 50% allocation of LSFC-related business realignment and impairment costs (see Note 7). The 2016 net loss attributable to noncontrolling interests totaled $3,970, which was presented within selling, marketing and administrative expense in the Consolidated Statements of Income since the amount was not considered significant.